Investment Securities (Schedule Of Realized Gross Gains And Losses On Sale From Available For Sale Portfolio) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Investment Securities [Abstract]
Gross gains on sales of securities	$ 5,867,000		$ 4,078,000		$ 5,433,000
Gross (losses) on sales of securities	0		(1,193,000)		0
Net gain/(loss) on sales of securities	5,867,000	[1]	2,885,000	[1]	5,433,000	[1]
Venture capital investments	(2,995,000)	[2]	0	[2]	(4,700,000)	[2]
Net OTTI recorded	0		(1,125,000)	[3]	(40,000)	[3]
Total securities gain/ (loss), net	2,872,000		1,760,000		693,000
Proceeds from sales	9,200,000		63,800,000		47,500,000
Equity securities proceeds from sales	$ 1,400,000

[1]	Proceeds from sales during 2014 were $9.2 million, inclusive of $1.4 million of equity securities. Proceeds from sales during 2013 and 2012 were $63.8 million and $47.5 million, respectively.
[2]	Includes losses on sales, write-offs and /or unrealized fair value adjustments related to venture capital investments
[3]	OTTI recorded in 2013 and 2012 is related to equity securities.